Equity - Schedule of movements in own shares (Details) - GBP (£) £ in Millions, shares in Millions	4 Months Ended	8 Months Ended	12 Months Ended				31 Months Ended
	Jun. 30, 2022	Oct. 05, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Feb. 11, 2022
Disclosure of classes of share capital [line items]
Beginning balance			£ (9,514)	£ (8,431)	£ (8,440)	£ (10,156)
Ending balance	£ (9,514)			£ (9,514)	£ (8,431)	£ (8,440)
Own shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)			219	223	227	232
Beginning balance			£ 1,838	£ 1,877	£ 1,936	£ 2,026
Ending balance (in shares)	219			219	223	227
Ending balance	£ 1,838			£ 1,838	£ 1,877	£ 1,936
Own shares | Share trust arrangements
Disclosure of classes of share capital [line items]
Increase (decrease) due to share based payment transactions (in shares)				(2)	(1)	(1)
Increase (decrease) due to share based payment transactions				£ (23)	£ (11)	£ (7)
Own shares | Shares used to satisfy options
Disclosure of classes of share capital [line items]
Increase (decrease) due to share based payment transactions (in shares)				(2)	(3)	(4)
Increase (decrease) due to share based payment transactions				£ (16)	£ (48)	£ (83)
Own shares | Share buyback programme
Disclosure of classes of share capital [line items]
Number of shares purchased - share buyback programme (in shares)				61	3	39
Shares purchased - share buyback programme	£ 1,400	£ 1,700	£ 900	£ 2,284	£ 109	£ 1,282	£ 2,250
Shares cancelled (in shares)				(61)	(3)	(39)
Shares cancelled				£ (2,284)	£ (109)	£ (1,282)